Related-party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related-party Transactions
Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

		06.30.2022		12.31.2021

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	205	51	255	42
Petrochemical companies (associates)	2	10	26	12
Other associates and joint ventures	96	1	104	13
Subtotal	303	62	385	67
Brazilian government – Parent and its controlled entities
Government bonds	1,767	-	1,446	-
Banks controlled by the Brazilian Government	9,825	1,611	8,417	1,267
Petroleum and alcohol account - receivables from the Brazilian Government	582	-	506	-
Brazilian Federal Government - dividends payable	−	1,327	−	−
Others	52	54	28	54
Subtotal	12,226	2,992	10,397	1,321
Pension plans	57	32	51	61
Total	12,586	3,086	10,833	1,449
Current	2,678	2,039	2,110	315
Non-Current	9,908	1,047	8,723	1,134
Total	12,586	3,086	10,833	1,449

The income/expenses of significant transactions are set out in the following table:

	2022	2021	2022	2021
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun

Joint ventures and associates
BR Distribuidora (now called Vibra Energia)	−	7,608	−	4,298
Natural Gas Transportation Companies	−	(304)	−	(59)
State-controlled gas distributors (joint ventures)	1,196	1,034	622	585
Petrochemical companies (associates)	2,457	1,590	1,332	822
Other associates and joint ventures	89	119	60	77
Subtotal	3,742	10,047	2,014	5,723
Brazilian government – Parent and its controlled entities
Government bonds	93	20	51	13
Banks controlled by the Brazilian Government	(30)	(93)	(51)	(30)
Receivables from the Electricity sector	−	112	−	97
Petroleum and alcohol account - receivables from the Brazilian Government	46	22	27	11
Brazilian Federal Government - dividends	(77)	(4)	(77)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(171)	(67)	(132)	(36)
Others	(5)	(33)	(16)	(43)
Subtotal	(144)	(43)	(198)	8
Total	3,598	10,004	1,816	5,731
Revenues, mainly sales revenues	3,800	10,604	2,019	5,870
Purchases and services	5	(486)	1	(106)
Income (expenses)	(245)	(147)	(156)	(104)
Foreign exchange and inflation indexation charges, net	(31)	(45)	(43)	(5)
Finance income (expenses), net	69	78	(5)	76
Total	3,598	10,004	1,816	5,731

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

		Jan-Jun/2022			Jan-Jun/2021
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.3	−	1.3	1.3	−	1.3
Social security and other employee-related taxes	0.4	−	0.4	0.3	−	0.3
Post-employment benefits (pension plan)	0.2	−	0.2	0.1	−	0.1
Benefits due to termination of tenure	0.1	-	0.1	0.2	-	0.2
Total compensation recognized in the statement of income	2.0	−	2.0	1.9	−	1.9
Total compensation paid (*)	4.1	−	4.1	3.9	−	3.9
Average number of members in the period (**)	9.00	11.00	20.00	9.00	10.33	19.33
Average number of paid members in the period (***)	9.00	2.83	11.83	9.00	5.00	14.00
(*)	The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**)	Monthly average number of members.
(***)	Monthly average number of paid members.